Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Summary of Right-of-Use Assets Related to Lease Shown in Consolidated Financial Statements

Right-of-use assets

in USD ‘000	2020	2019
Net book value as at January 1	2,042	2,658
Additions	—	—
Depreciation charge	(617)	(616)
Currency translation effects	—	—
Net book value as at December 31	1,425	2,042
Total cost	2,658	2,658
Accumulated depreciation	(1,233)	(616)

Summary of Lease Liabilities Related to Lease Shown in Consolidated Financial Statements	Lease liabilities
	As at December 31,
in USD ‘000	2020	2019
Current	696	618
Non-current	952	1,541
Total lease liabilities	1,648	2,159